Schedule of Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
VAT tax receivable	$ 182,379	$ 147,194	$ 99,199
Prepaid expenses	26,683	29,366	19,226
Deferred cost of goods sold	22,132	19,470
Other receivables		110,000	486
Total	$ 231,194	$ 306,030	$ 118,911